Other Current Assets	6 Months Ended
Jun. 30, 2023
Other Current Assets [Abstract]
Other Current Assets	Other Current Assets
Other current assets are comprised of the following:

	June 30, 2023	December 31, 2022
(In $ millions)
VAT and other tax receivable	23.8	14.6
Client rechargeables	4.6	4.6
Right-of-use lease asset (1)	0.5	0.5
Corporate income taxes receivable	—	1.1
Other receivables	3.9	4.6
Total	32.8	25.4
(1) The right-of-use lease asset pertains to our office and yard leases.